UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1: Schedule of Investments.
A copy of the Schedule of Investments for the period ended 9/30/14 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (99.0%)

	CONSUMER DISCRETIONARY (9.3%)
8,400	AutoZone, Inc. *	$4,281,144
56,000	BorgWarner, Inc.	2,946,160
44,000	Brinker International, Inc.	2,234,760
10,500	Buckle, Inc. (The) (1)	476,595
2,000	Buffalo Wild Wings, Inc. *	268,540
51,000	Dick’s Sporting Goods, Inc.	2,237,880
5,000	Domino’s Pizza, Inc.	384,800
23,000	Genuine Parts Co.	2,017,330
11,200	Gildan Activewear, Inc. (1)	612,864
27,000	Johnson Controls, Inc.	1,188,000
112,000	LKQ Corp. *	2,978,080
18,000	O’Reilly Automotive, Inc. *	2,706,480
40,000	Starbucks Corp.	3,018,400
68,600	TJX Companies, Inc. (The)	4,059,062
21,600	VF Corp.	1,426,248
33,600	Wolverine World Wide, Inc.	842,016
44,000	Yum! Brands, Inc.	3,167,120
		34,845,479
	CONSUMER STAPLES (9.5%)
650,000	AMBEV S.A. ADR	4,257,500
81,000	BRF S.A. ADR	1,926,990
17,000	British American Tobacco PLC
	ADR (1)	1,922,360
21,300	Brown-Forman Corp. Class B	1,921,686
9,400	Bunge Ltd.	791,762
48,400	Church & Dwight Co., Inc.	3,395,744
16,800	Coca-Cola Femsa, S.A.B. de C.V.
	ADR (1)	1,692,096
18,000	Costco Wholesale Corp.	2,255,760
23,400	Energizer Holdings, Inc.	2,883,114
94,812	Flowers Foods, Inc.	1,740,748
20,000	Fomento Economico Mexicano
	S.A.B. de C.V. ADR	1,841,000
64,000	General Mills, Inc.	3,228,800
43,000	Hormel Foods Corp.	2,209,770
3,000	McCormick & Co., Inc.	200,700
29,000	PepsiCo, Inc.	2,699,610
14,000	Procter & Gamble Co. (The)	1,172,360
22,000	Reynolds American, Inc.	1,298,000
		35,438,000
	ENERGY (5.3%)
2,600	CNOOC Ltd. ADR (1)	448,604
14,600	Core Laboratories N.V.	2,136,710
24,000	Enbridge, Inc.	1,149,120
31,873	EQT Corp.	2,917,654
70,000	FMC Technologies, Inc. *	3,801,700
51,400	Noble Energy, Inc.	3,513,704
12,000	Oceaneering International, Inc.	782,040
5,000	Oil States International, Inc. *	309,500
32,000	ONEOK, Inc.	2,097,600
5,346	Pioneer Natural Resources Co.	1,053,002
26,000	TransCanada Corp. (1)	1,339,780
11,600	Ultrapar Participacoes S.A. ADR
	(1)	244,992
		19,794,406

Shares		Value
	FINANCIALS (11.0%)
8,000	ACE Ltd.	$838,960
21,000	Affiliated Managers Group, Inc. *	4,207,560
52,600	AFLAC, Inc.	3,063,950
3,000	Alleghany Corp. *	1,254,450
36,000	American Tower Corp. REIT	3,370,680
45,000	Arch Capital Group Ltd. *	2,462,400
8,507	Banco de Chile ADR	629,263
1,300	Bank of Montreal	95,706
22,100	Bank of Nova Scotia (The)	1,366,885
4,200	BlackRock, Inc.	1,378,944
9,400	Brown & Brown, Inc.	302,210
9,400	Camden Property Trust REIT	644,182
3,200	Canadian Imperial Bank of
	Commerce	287,520
23,200	Equity Lifestyle Properties, Inc.
	REIT	982,752
14,153	Essex Property Trust, Inc. REIT	2,529,849
1,400	Everest Re Group Ltd.	226,814
75,500	HDFC Bank Ltd. ADR	3,516,790
22,000	M&T Bank Corp.	2,712,380
8,000	PartnerRe Ltd.	879,120
27,000	Portfolio Recovery Associates, Inc.
	*	1,410,210
5,000	Principal Financial Group, Inc.	262,350
14,000	ProAssurance Corp.	616,980
21,500	Prudential Financial, Inc.	1,890,710
26,000	Royal Bank of Canada	1,857,700
17,000	T. Rowe Price Group, Inc.	1,332,800
8,000	Taubman Centers, Inc. REIT	584,000
14,800	Toronto-Dominion Bank (The)	730,972
30,000	Wells Fargo & Co.	1,556,100
		40,992,237
	HEALTH CARE (13.3%)
37,800	Alexion Pharmaceuticals, Inc. *	6,267,996
17,200	Allergan, Inc.	3,064,868
15,200	Bayer AG ADR	2,129,672
14,500	Becton, Dickinson & Co.	1,650,245
11,800	Bio-Reference Laboratories, Inc. *
	(1)	331,108
17,000	C.R. Bard, Inc.	2,426,070
28,000	Cerner Corp. *	1,667,960
5,400	Cooper Cos., Inc. (The)	841,050
4,000	DaVita HealthCare Partners, Inc. *	292,560
10,000	DENTSPLY International, Inc.	456,000
46,000	Express Scripts Holding Co. *	3,248,980
38,800	Henry Schein, Inc. *	4,519,036
24,000	IDEXX Laboratories, Inc. *	2,827,920
17,000	McKesson Corp.	3,309,390
21,600	Mednax, Inc. *	1,184,112
16,200	Mettler-Toledo International, Inc.
	*	4,149,306
89,000	Novo Nordisk A/S ADR	4,238,180
4,000	ResMed, Inc. (1)	197,080

1

September 30, 2014

Shares		Value
23,000	Teva Pharmaceutical Industries
	Ltd. ADR	$1,236,250
33,000	Thermo Fisher Scientific, Inc.	4,016,100
8,000	Universal Health Services, Inc.
	Class B	836,000
7,000	WellPoint, Inc.	837,340
		49,727,223
	INDUSTRIALS (30.1%)
25,300	Acuity Brands, Inc.	2,978,063
96,750	AMETEK, Inc.	4,857,817
39,200	AZZ, Inc.	1,637,384
59,800	Canadian National Railway Co.	4,243,408
1,000	Canadian Pacific Railway Ltd.	207,470
4,400	Carlisle Companies, Inc.	353,672
31,000	Chicago Bridge & Iron Co. N.V.	1,793,350
39,000	CLARCOR, Inc.	2,460,120
10,000	Clean Harbors, Inc. *	539,200
61,000	Danaher Corp.	4,634,780
56,000	Donaldson Co., Inc.	2,275,280
26,000	EnerSys	1,524,640
14,800	Equifax, Inc.	1,106,152
18,000	Esterline Technologies Corp. *	2,002,860
30,000	Fastenal Co. (1)	1,347,000
10,000	FedEx Corp.	1,614,500
8,000	Flowserve Corp.	564,160
27,000	General Dynamics Corp.	3,431,430
6,600	Graco, Inc.	481,668
29,062	HEICO Corp.	1,357,195
49,850	IDEX Corp.	3,607,645
18,600	IHS, Inc. Class A *	2,328,534
31,600	ITT Corp.	1,420,104
33,000	J.B. Hunt Transport Services, Inc.	2,443,650
21,000	Kansas City Southern	2,545,200
39,000	Kirby Corp. *	4,596,150
7,000	L-3 Communications Holdings,
	Inc.	832,440
26,000	Lincoln Electric Holdings, Inc.	1,797,510
7,000	Oshkosh Corp.	309,050
33,000	Parker-Hannifin Corp.	3,766,950
17,800	Precision Castparts Corp.	4,216,464
66,500	Republic Services, Inc.	2,594,830
9,000	Rockwell Automation, Inc.	988,920
55,000	Rollins, Inc.	1,610,400
36,000	Roper Industries, Inc.	5,266,440
50,700	Rush Enterprises, Inc. Class A *	1,695,915
14,800	Snap-on, Inc.	1,791,984
37,600	Stericycle, Inc. *	4,382,656
28,000	Teledyne Technologies, Inc. *	2,632,280
66,000	Toro Co. (The)	3,909,180
5,900	Towers Watson & Co. Class A	587,050
40,000	Union Pacific Corp.	4,336,800
36,000	United Technologies Corp.	3,801,600
12,700	Valmont Industries, Inc. (1)	1,713,611
12,600	W.W. Grainger, Inc.	3,170,790
44,200	Wabtec Corp.	3,581,968
67,600	Waste Connections, Inc.	3,279,952
		112,618,222

Shares		Value
	INFORMATION TECHNOLOGY (8.7%)
25,000	Accenture PLC Class A	$2,033,000
19,400	Alliance Data Systems Corp. *	4,816,438
30,800	Amphenol Corp. Class A	3,075,688
5,700	Anixter International, Inc.	483,588
60,000	ANSYS, Inc. *	4,540,200
17,000	Automatic Data Processing, Inc.	1,412,360
39,000	Cognizant Technology Solutions
	Corp. Class A *	1,746,030
26,400	Fiserv, Inc. *	1,706,364
45,000	MasterCard, Inc. Class A	3,326,400
75,000	Salesforce.com, Inc. *	4,314,750
51,000	Trimble Navigation Ltd. *	1,555,500
7,800	Ultimate Software Group, Inc.
	(The) *	1,103,778
20,300	WEX, Inc. *	2,239,496
		32,353,592
	MATERIALS (8.6%)
15,000	Air Products & Chemicals, Inc.	1,952,700
8,000	Airgas, Inc.	885,200
3,600	Albemarle Corp.	212,040
26,700	AptarGroup, Inc.	1,620,690
20,000	Ball Corp.	1,265,400
11,800	BASF SE ADR	1,080,526
29,000	Crown Holdings, Inc. *	1,291,080
43,000	Ecolab, Inc.	4,937,690
40,000	FMC Corp.	2,287,600
4,500	NewMarket Corp.	1,714,590
31,000	Praxair, Inc.	3,999,000
24,000	Rockwood Holdings, Inc.	1,834,800
20,200	Scotts Miracle-Gro Co. (The) Class
	A	1,111,000
30,000	Sigma-Aldrich Corp.	4,080,300
12,800	Syngenta AG ADR	811,136
39,000	Valspar Corp. (The)	3,080,610
		32,164,362
	TELECOMMUNICATION SERVICES (1.2%)
40,000	SBA Communications Corp. Class
	A *	4,436,000

	UTILITIES (2.0%)
165,600	Cia de Saneamento Basico do
	Estado de Sao Paulo ADR	1,343,016
60,000	ITC Holdings Corp.	2,137,800
17,400	MDU Resources Group, Inc.	483,894
8,000	NextEra Energy, Inc.	751,040
52,000	Questar Corp.	1,159,080
14,000	Sempra Energy	1,475,320
		7,350,150
	TOTAL COMMON STOCKS
	(Cost $177,582,182) (99.0%)	369,719,671

2

Schedule of Investments (unaudited) (continued)

Shares		Value
SHORT-TERM INVESTMENTS (1.2%)
	MONEY MARKET FUNDS (1.2%)
$4,442,817	State Street Institutional Liquid Reserves Fund	$4,442,817
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,442,817) (1.2%)	4,442,817

	TOTAL INVESTMENT SECURITIES (100.2%)
	(Cost $182,024,999)	$374,162,488

	EXCESS OF LIABILITIES OVER CASH AND
	OTHER ASSETS (-0.2%)	(657,248)
	NET ASSETS (2) (100%)	$373,505,240

	NET ASSET VALUE OFFERING AND
	REDEMPTION PRICE, PER OUTSTANDING
	SHARE
	($373,505,240 ÷ 10,786,921 shares outstanding)	$34.63

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2014, the market value of the securities on loan was $8,332,315.
(2)
For federal income tax purposes, the aggregate cost was $182,024,999, aggregate gross unrealized appreciation was $192,817,961, aggregate gross unrealized depreciation was $680,472 and the net unrealized appreciation was $192,137,489.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$369,719,671	$-	$-	$369,719,671
Short-Term Investments	-	4,442,817	-	4,442,817
Total Investments in Securities	$369,719,671	$4,442,817	$-	$374,162,488

*See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel, President
Mitchell E. Appel, President

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2014